Stock-based compensation	12 Months Ended
Mar. 31, 2012
Stock-based compensation

18. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year until June 2010, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of Toyota’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2006 have terms of 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

For the years ended March 31, 2010, 2011 and 2012, Toyota recognized stock-based compensation expenses for stock options of ¥2,446 million, ¥2,522 million and ¥1,539 million ($19 million) as selling, general and administrative expenses.

The weighted-average grant-date fair value of options granted during the years ended March 31, 2010 and 2011 was ¥803 and ¥724, respectively per share. The fair value of options granted is amortized over the option vesting period in determining net income attributable to Toyota Motor Corporation in the consolidated statements of income. The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2010	2011
Dividend rate	2.4%	1.5%
Risk-free interest rate	0.7%	0.3%
Expected volatility	30%	32%
Expected holding period (years)	5.0	5.0

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2009	11,340,700	¥5,631	5.51	¥1
Granted	3,492,000	4,193
Exercised	(157,800)	3,116
Canceled	(958,200)	4,646

Options outstanding at March 31, 2010	13,716,700	5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	4,941	5.04	¥565
Granted	—	—
Exercised	—	—
Canceled	(3,256,800)	5,059

Options outstanding at March 31, 2012	12,530,000	¥4,910	4.55	¥1,065

Options exercisable at March 31, 2010	7,515,700	¥6,132	3.86	¥—
Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—
Options exercisable at March 31, 2012	9,778,000	¥5,396	4.05	¥—

The total intrinsic value of options exercised for the year ended March 31, 2010 was ¥113 million. No options were exercised for the years ended March 31, 2011 and 2012.

As of March 31, 2012, there were unrecognized compensation expenses of ¥264 million ($3 million) for stock options granted. Those expenses are expected to be recognized over a weighted-average period of 0.3 years.

Cash received from the exercise of stock options for the year ended March 31, 2010 was ¥492 million. No cash was received from the exercise of stock options for the years ended March 31, 2011 and 2012.

The following table summarizes information for options outstanding and options exercisable at March 31, 2012:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	U.S. dollars	Years		Yen	U.S. dollars
¥3,183 – 5,000	8,526,000	¥4,038	$49	5.34	5,774,000	¥4,445	$54
5,001 – 7,278	4,004,000	6,766	82	2.88	4,004,000	6,766	82

3,183 – 7,278	12,530,000	4,910	60	4.55	9,778,000	5,396	66